PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .4%
Communication Services : 5 .1%
516,641
(1)
Pinterest, Inc. - Class A
$ 17,911,944
1 .6
389,418
(1)
ROBLOX Corp. - Class
A
14,867,979
1 .3
290,670
(1)
Trade Desk, Inc.
- Class A
25,410,371
2 .2
58,190,294
5 .1
Consumer Discretionary : 12 .4%
2,940
(1)
Chipotle Mexican Grill,
Inc.
8,545,904
0 .7
302,274  Las Vegas Sands
Corp.
15,627,566
1 .4
38,324
(1)
Lululemon Athletica,
Inc.
14,971,271
1 .3
27,497
Pool Corp.
11,095,040
1 .0
247,945
Ross Stores, Inc.
36,388,408
3 .2
156,042
(1)
Royal Caribbean
Cruises Ltd.
21,691,398
1 .9
36,403
Tractor Supply Co.
9,527,393
0 .8
47,215
(1)
Ulta Beauty, Inc.
24,687,779
2 .1
142,534,759
12 .4
Consumer Staples : 4 .4%
116,117
(1)
Celsius Holdings, Inc.
9,628,422
0 .8
121,591  Church & Dwight Co.,
Inc.
12,683,157
1 .1
61,325  Constellation Brands,
Inc. - Class A
16,665,682
1 .5
147,988
McCormick & Co., Inc.
11,366,958
1 .0
50,344,219
4 .4
Energy : 3 .0%
45,916
Cheniere Energy, Inc.
7,405,333
0 .6
155,514
Halliburton Co.
6,130,362
0 .5
140,957
Hess Corp.
21,515,676
1 .9
35,051,371
3 .0
Financials : 10 .1%
369,051  Apollo Global
Management, Inc.
41,499,785
3 .6
54,172  Arthur J Gallagher &
Co.
13,545,167
1 .2
100,458  LPL Financial
Holdings, Inc.
26,541,003
2 .3
511,229
SLM Corp.
11,139,680
1 .0
227,769  Tradeweb Markets,
Inc. - Class A
23,726,697
2 .0
116,452,332
10 .1
Health Care : 19 .9%
100,887  AmerisourceBergen
Corp.
24,514,532
2 .1
192,216
(1)
Biohaven Ltd.
10,512,293
0 .9
86,847
(1)
Charles River
Laboratories
International, Inc.
23,531,195
2 .0
202,455
(1)
Dexcom, Inc.
28,080,509
2 .4
229,483
(1)
Inari Medical, Inc.
11,010,594
1 .0
52,350
(1)
Inspire Medical
Systems, Inc.
11,244,257
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
16,756
(1)
Mettler-Toledo
International, Inc.
$ 22,307,095
1 .9
78,619
(1)
Repligen Corp.
14,459,606
1 .3
62,621
(1)
Sarepta Therapeutics,
Inc.
8,106,915
0 .7
201,575
(1)
SpringWorks
Therapeutics, Inc.
9,921,521
0 .9
132,415
(1)
Tenet Healthcare Corp.
13,918,141
1 .2
81,299  Universal Health
Services, Inc. - Class B
14,833,816
1 .3
181,220
(1)
Viking Therapeutics,
Inc.
14,860,040
1 .3
63,215
(1)
Waters Corp.
21,760,499
1 .9
229,061,013
19 .9
Industrials : 19 .5%
94,399
AMETEK, Inc.
17,265,577
1 .5
112,954  Booz Allen Hamilton
Holding Corp.
16,766,892
1 .5
54,576
(1)
Builders FirstSource,
Inc.
11,381,825
1 .0
525,658
(1)
Copart, Inc.
30,446,111
2 .6
129,069
Ingersoll Rand, Inc.
12,255,102
1 .1
84,768  Rockwell Automation,
Inc.
24,695,461
2 .1
401,675
Rollins, Inc.
18,585,502
1 .6
36,559
(1)
Saia, Inc.
21,387,015
1 .9
102,552
Tetra Tech, Inc.
18,942,380
1 .6
22,022
TransDigm Group, Inc.
27,122,295
2 .4
109,318
Verisk Analytics, Inc.
25,769,532
2 .2
224,617,692
19 .5
Information Technology : 21 .4%
39,910
(1)
Cadence Design
Systems, Inc.
12,423,185
1 .1
113,651
(1)
Crowdstrike Holdings,
Inc. - Class A
36,435,374
3 .2
181,304
(1)
Datadog, Inc. - Class A
22,409,175
1 .9
148,520
Entegris, Inc.
20,873,001
1 .8
169,949
(1)
Gitlab, Inc. - Class A
9,911,426
0 .9
37,587
(1)
Globant SA
7,588,815
0 .7
33,066
(1)
HubSpot, Inc.
20,717,833
1 .8
221,057
(1)
Klaviyo, Inc. - Class A
5,632,532
0 .5
113,317
(1)
Lattice Semiconductor
Corp.
8,864,789
0 .8
61,967
(1)
MongoDB, Inc.
22,223,845
1 .9
32,372  Monolithic Power
Systems, Inc.
21,929,440
1 .9
27,437  Motorola Solutions,
Inc.
9,739,586
0 .8
211,322
(1)
Rambus, Inc.
13,061,813
1 .1
21,668  Roper Technologies,
Inc.
12,152,281
1 .1
79,876
(1)
Workday, Inc. - Class A
21,786,179
1 .9
245,749,274
21 .4
Materials : 2 .3%
72,042
Ashland, Inc.
7,014,729
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)
2
Voya MidCap Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
86,415
Avery Dennison Corp.
$ 19,292,149
1 .7
26,306,878
2 .3
Real Estate : 1 .3%
166,206
Welltower, Inc.
15,530,289
1 .3
Total Common Stock
(Cost $892,740,702)
1,143,838,121
99 .4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .0%
Mutual Funds : 1 .0%
11,820,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $11,820,000) $ 11,820,000 1 .0
Total Short-Term
Investments
(Cost $11,820,000)
11,820,000
1 .0
Total Investments in
Securities
(Cost $904,560,702) $ 1,155,658,121 100 .4
Liabilities in Excess
of Other Assets (4,773,979) (0.4)
Net Assets $ 1,150,884,142 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)
3
Voya MidCap Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 1,143,838,121 $ — $ — $ 1,143,838,121
Short-Term Investments 11,820,000 — — 11,820,000
Total Investments, at fair value $ 1,155,658,121 $ — $ — $ 1,155,658,121
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 264,048,359
Gross Unrealized Depreciation (12,950,940)
Net Unrealized Appreciation $ 251,097,419